Condensed Consolidated Statements of Changes in Stockholders' Equity (USD $)	3 Months Ended
Mar. 31, 2014
Balance	$ 1,824,262
Net income (loss)	(1,311,121)
Stock-based compensation	145,261
Series A preferred stock dividend paid with promissory note	(46,613)
Issuance of common stock for acquisition of PVPower	64,730
Dividends paid on preferred membership interests in wind farms and other distributions	(75,553)
Common Stock [Member]
Balance	2,503
Balance (in Shares)	25,424,430
Stock-based compensation	25
Stock-based compensation (in Shares)	250,000
Series A preferred stock dividend paid in common stock	3
Series A preferred stock dividend paid in common stock (in Shares)	33,265
Issuance of common stock upon conversion of Series A preferred stock	26
Issuance of common stock upon conversion of Series A preferred stock (in Shares)	260,000
Issuance of common stock for acquisition of PVPower	4
Issuance of common stock for acquisition of PVPower (in Shares)	431,539
Series A Preferred Stock [Member]
Balance	2,386,719
Balance (in Shares)	4,560,000
Series A preferred stock dividend paid in common stock	(5,316)
Series A preferred stock dividend paid with promissory note	(46,613)
Issuance of common stock upon conversion of Series A preferred stock	(131,035)
Issuance of common stock upon conversion of Series A preferred stock (in Shares)	(260,000)
Series B Preferred Stock [Member]
Balance	11,392,403
Balance (in Shares)	5,966,792
Additional Paid-in Capital [Member]
Balance	9,694,608
Stock-based compensation	145,236
Series A preferred stock dividend paid in common stock	5,313
Issuance of common stock upon conversion of Series A preferred stock	131,009
Issuance of common stock for acquisition of PVPower	64,726
Treasury Stock [Member]
Balance	(218,965)
Retained Earnings [Member] | Subsidiaries [Member]
Dividends on subsidiary preferred stock paid in cash	(35,588)
Retained Earnings [Member]
Balance	(22,477,097)
Net income (loss)	(944,885)
Dividends paid on preferred membership interests in wind farms and other distributions	(75,553)
Parent [Member] | Subsidiaries [Member]
Dividends on subsidiary preferred stock paid in cash	(35,588)
Parent [Member]
Balance	780,171
Net income (loss)	(944,885)
Stock-based compensation	145,261
Series A preferred stock dividend paid with promissory note	(46,613)
Issuance of common stock for acquisition of PVPower	64,730
Dividends paid on preferred membership interests in wind farms and other distributions	(75,553)
Noncontrolling Interest [Member]
Balance	1,044,091
Net income (loss)	(366,236)
Subsidiaries [Member]
Dividends on subsidiary preferred stock paid in cash	$ (35,588)